Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Moringa Acquisition Corp [Member]
Related Party Transactions (Tables) [Line Items]
Schedule of composition of the related party balance
	June 30, 2022	December 31, 2021
	In U.S. dollars
Promissory note	650,000	300,000
Accrual for Administrative Services Agreement	10,000	10,000
	660,000	310,000

	December 31, 2021	December 31, 2020
	In U.S. dollars
Promissory note	300,000	149,990
Legal fees paid by Sponsor	—	120,000
Accrual for Administrative Services Agreement	10,000	—
	310,000	269,990